Financial Risk Management - Unused Portions of the Committed Lines of Credit (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Commercial paper programs [member]
Disclosure of unused portion of borrowing facility [line items]
Unused portions of the committed lines of credit	¥ 1,461,590	¥ 1,306,781
Other committed lines of credit [member]
Disclosure of unused portion of borrowing facility [line items]
Unused portions of the committed lines of credit	63,759	65,299
Committed lines of credit [member]
Disclosure of unused portion of borrowing facility [line items]
Unused portions of the committed lines of credit	¥ 1,525,349	¥ 1,372,080